Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held to Maturity:
Estimated Fair Market Value	$ 545,761	$ 3,867,488
Investment Securities [Member]
Held to Maturity:
Due after ten years, amortized cost	539,011
Due after ten years, estimated fair market value	545,761
Total held to maturity, amortized cost	539,011	3,939,006
Estimated Fair Market Value	$ 545,761	$ 3,867,488